Basis of preparation and presentation of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Basis of preparation and presentation of Consolidated Financial Statements
Schedule of entities, which are all controlled by the Company
Company	Interest
	December 31, 2022	December 31, 2021
Somos Sistemas de Ensino S.A. ("Somos Sistemas")	100%	100%
Livraria Livro Fácil Ltda. ("Livro Fácil")	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%	100%
Mind Makers Editora Educacional (“Mind Makers”)	-	100%
Colégio Anglo São Paulo	100%	100%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)	100%	-
MVP Consultoria e Sistemas Ltda. (“MVP”)	100%	-
Meritt Informação Educacional Ltda (“Meritt”)	-	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	100%
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000") (i)	-	100%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	100%
Editora De Gouges S.A ("De Gouges")	-	100%